Payables to Vessel Owners	12 Months Ended
Dec. 31, 2025
Payables to Vessel Owners [Abstract]
Payables to Vessel Owners
5.
Payables to vessel owners

Payables to vessel owners include amounts related to commercial and technical management services.

The Company has entered into commercial and technical management agreements for certain vessels. Under the terms of the commercial management agreements, the Company collects freight and other revenues and pays voyage expenses on behalf of the vessel owning subsidiaries. Under the terms of the technical management agreements, the Company receives advances from the vessel owning subsidiaries to fund the future operating expenses of their vessels on behalf of the vessel owning subsidiaries. Outstanding payable balances are recorded in payables to vessel owners.

Payables to vessel owners as of December 31, 2025 and 2024 consist of the following:

	December 31,
	2025	2024
Payables to non-pool vessels - commercial management services	12,723,999	4,491,923
Payables to non-pool vessels - technical management services	2,595,691	593,309
Total	15,319,690	5,085,232